Deferred dry dock and special survey costs, net (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Dry Dock And Special Survey Costs Net
Schedule of Deferred Charges

The movement in deferred charges, net, in the accompanying unaudited interim Consolidated Balance Sheets are as follows:

2024

Balance January 1,	$1,622
Additions	4
Amortization of special survey costs	(194)
Balance June 30,	$1,432